Related Party Transactions (Details)			6 Months Ended		12 Months Ended
	Jul. 15, 2024 AUD ($)	Apr. 28, 2022 $ / shares	Dec. 31, 2024 AUD ($) shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2023 USD ($)	May 27, 2024	Feb. 02, 2024	Oct. 31, 2023	May 05, 2023	Jan. 03, 2023	Jun. 30, 2022 AUD ($) $ / shares shares	Feb. 28, 2022	Jan. 31, 2022 USD ($)
Disclosure of transaction between related parties [line items]
Equity component															$ 1,493,445
Shares issued (in Shares) | shares			9,651,102	8,118,075	8,118,075	7,371,807							8,118,075
Issue price per fully paid ordinary share (in Dollars per share) | $ / shares		$ 5.86
Fair value of loans			$ 369,337			$ 369,337
Transaction cost			$ 124,108			$ 124,108
Loan repaid	$ 1,938,287
Maturity date			Dec. 31, 2025			Dec. 31, 2024	Dec. 31, 2024
Interest rate	12.00%							6.00%	6.00%	12.00%	12.00%	12.00%		12.00%
Issued capital percentage			5.00%
Rental expense							$ 11,896
Lease agreement expired					1 November, 2023
Current lease liabilities						$ 11,896
Bottom of Range [Member]
Disclosure of transaction between related parties [line items]
Principal loaned price per share (in Dollars per share) | $ / shares													$ 1
Top of Range [Member]
Disclosure of transaction between related parties [line items]
Principal loaned price per share (in Dollars per share) | $ / shares													$ 4
Jeffrey Olyniec [Member]
Disclosure of transaction between related parties [line items]
Equity component													$ 124,108
Shares issued (in Shares) | shares													21,179
Lending Shareholders [Member]
Disclosure of transaction between related parties [line items]
Shares issued (in Shares) | shares													21,179
Related Party [Member]
Disclosure of transaction between related parties [line items]
Loan repaid				$ 2,153,929		$ 2,015,687
Interest rate				12.00%	12.00%	12.00%
Rental expense					$ 10,001	$ 34,706
Related Party Loan [Member]
Disclosure of transaction between related parties [line items]
Issued capital percentage			5.00%